Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Applied Finance Dividend Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Dividend Fund
Class Name	Institutional Class
Trading Symbol	AFAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Applied Finance Dividend Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.95%[1]
[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 27,823,000
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 127,463
Investment Company, Portfolio Turnover	7.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
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Net Assets (Thousands)	$27,823
Number of Holdings	38
Total Advisory Fee Paid	$127,463
Portfolio Turnover Rate	7.90%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Omega Healthcare Investors, Inc.	3.49%
Ameriprise Financial, Inc.	3.18%
Public Service Enterprise Group, Inc.	3.03%
Abbvie, Inc.	2.99%
Home Depot, Inc.	2.99%
Huntington Bancshares	2.99%
The PNC Financial Services Group, Inc	2.94%
JPMorgan Chase & Co.	2.92%
Verizon Communications, Inc.	2.92%
Ingredion, Inc.	2.86%

Applied Finance Dividend Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Dividend Fund
Class Name	Investor Class
Trading Symbol	AFALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Applied Finance Dividend Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	1.20%[1]
[1]	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[2]
Net Assets	$ 27,823,000
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 127,463
Investment Company, Portfolio Turnover	7.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
Â	Â
Net Assets (Thousands)	$27,823
Number of Holdings	38
Total Advisory Fee Paid	$127,463
Portfolio Turnover Rate	7.90%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Omega Healthcare Investors, Inc.	3.49%
Ameriprise Financial, Inc.	3.18%
Public Service Enterprise Group, Inc.	3.03%
Abbvie, Inc.	2.99%
Home Depot, Inc.	2.99%
Huntington Bancshares	2.99%
The PNC Financial Services Group, Inc	2.94%
JPMorgan Chase & Co.	2.92%
Verizon Communications, Inc.	2.92%
Ingredion, Inc.	2.86%

Applied Finance Explorer Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Explorer Fund
Class Name	Institutional Class
Trading Symbol	AFDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Applied Finance Explorer Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	appliedfinancefunds.com/MutualFunds/InvestorResources.
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.83%[1]
[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[3]
Net Assets	$ 791,426,000
Holdings Count | Holdings	145
Advisory Fees Paid, Amount	$ 4,247,280
Investment Company, Portfolio Turnover	21.64%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
Â	Â
Net Assets (Thousands)	$791,426
Number of Holdings	145
Total Advisory Fee Paid	$4,247,280
Portfolio Turnover Rate	21.64%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Federated Treasury Obligations Fund - Institutional Class	2.27%
Sterling Infrastructure, Inc.	1.14%
Jackson Financial, Inc.	1.08%
Comfort Systems USA, Inc.	1.05%
Performance Food Group Co.	1.02%
Enova International, Inc.	0.98%
Columbia Banking System, Inc.	0.98%
Victory Capital Holdings, Inc. Class A	0.98%
Newmark Group, Inc.	0.96%
Pathward Financial, Inc.	0.95%

Applied Finance Explorer Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Explorer Fund
Class Name	Investor Class
Trading Symbol	AFDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Applied Finance Explorer Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$57	1.08%[1]
[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%	[4]
Net Assets	$ 791,426,000
Holdings Count | Holdings	145
Advisory Fees Paid, Amount	$ 4,247,280
Investment Company, Portfolio Turnover	21.64%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
Â	Â
Net Assets (Thousands)	$791,426
Number of Holdings	145
Total Advisory Fee Paid	$4,247,280
Portfolio Turnover Rate	21.64%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Federated Treasury Obligations Fund - Institutional Class	2.27%
Sterling Infrastructure, Inc.	1.14%
Jackson Financial, Inc.	1.08%
Comfort Systems USA, Inc.	1.05%
Performance Food Group Co.	1.02%
Enova International, Inc.	0.98%
Columbia Banking System, Inc.	0.98%
Victory Capital Holdings, Inc. Class A	0.98%
Newmark Group, Inc.	0.96%
Pathward Financial, Inc.	0.95%

Applied Finance Select Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Select Fund
Class Name	Institutional Class
Trading Symbol	AFVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Applied Finance Select Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.75%[1]
[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[5]
Net Assets	$ 551,112,000
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 2,522,275
Investment Company, Portfolio Turnover	13.09%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
Â	Â
Net Assets (Thousands)	$551,112
Number of Holdings	51
Total Advisory Fee Paid	$2,522,275
Portfolio Turnover Rate	13.09%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Apple, Inc.	3.60%
HP, Inc.	3.39%
Cisco Systems, Inc.	3.32%
Oracle Corp.	3.26%
International Business Machines Corp.	3.25%
Adobe, Inc.	3.03%
Applied Materials, Inc.	2.97%
Roper Technologies, Inc.	2.81%
KLA Corp.	2.65%
Verizon Communications, Inc.	2.48%

Applied Finance Select Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Select Fund
Class Name	Investor Class
Trading Symbol	AFVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Applied Finance Select Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$52	1.00%[1]
[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[6]
Net Assets	$ 551,112,000
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 2,522,275
Investment Company, Portfolio Turnover	13.09%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
Â	Â
Net Assets (Thousands)	$551,112
Number of Holdings	51
Total Advisory Fee Paid	$2,522,275
Portfolio Turnover Rate	13.09%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Apple, Inc.	3.60%
HP, Inc.	3.39%
Cisco Systems, Inc.	3.32%
Oracle Corp.	3.26%
International Business Machines Corp.	3.25%
Adobe, Inc.	3.03%
Applied Materials, Inc.	2.97%
Roper Technologies, Inc.	2.81%
KLA Corp.	2.65%
Verizon Communications, Inc.	2.48%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized